Other income, net	12 Months Ended
Jun. 30, 2019
Other income, net
Other income, net	6 Other income, net

	2017	2018	2019
	RMB	RMB	RMB
Government grants	6,253	5,832	25,437
Others	72	(2,143)	(337)
	6,325	3,689	25,100